UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,404,617 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON PLC                        SHS CL A         G0408V102   114754  1865914 SH       SOLE                  1441069        0   424845
CROSSTEX ENERGY L P            COM              22765U102     1132    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   124542  2993082 SH       SOLE                  2310347        0   682735
DUN & BRADSTREET CORP DEL NE   COM              26483E100   143860  1719788 SH       SOLE                  1327343        0   392445
HANESBRANDS INC                COM              410345102   112659  2472765 SH       SOLE                  1907625        0   565140
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   131167  1454184 SH       SOLE                  1122894        0   331290
MOTOROLA SOLUTIONS INC         COM NEW          620076307   147231  2299401 SH       SOLE                  1772501        0   526900
SALLY BEAUTY HLDGS INC         COM              79546E104    48782  1660365 SH       SOLE                  1282350        0   378015
TEMPUR PEDIC INTL INC          COM              88023U101   272590  5492436 SH       SOLE                  4304696        0  1187740
TIME WARNER CABLE INC          COM              88732J207    68201   709986 SH       SOLE                   554471        0   155515
UNITEDHEALTH GROUP INC         COM              91324P102   132378  2313890 SH       SOLE                  1787250        0   526640
US BANCORP DEL                 COM NEW          902973304     8821   259965 SH       SOLE                   259965        0        0
WESTERN UN CO                  COM              959802109    98500  6549188 SH       SOLE                  5054158        0  1495030